Loans Receivable, Net	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
Loans Receivable, Net
Loans receivable, net, at the dates indicated are summarized as follows:

	December 31,
	2022		2021
(Dollars in thousands)	Balance	% of Total Gross Loans	Balance	% of Total Gross Loans
Real Estate Loans:
Construction	$112,794	20.1%	$100,162	19.7%
Residential Mortgage	110,057	19.6%	84,966	16.8%
Commercial	252,154	44.9%	227,752	44.9%
Other Commercial and Agricultural Loans	30,648	5.5%	44,689	8.8%
Consumer Loans:
Home Equity Lines of Credit ("HELOC")	31,737	5.7%	28,612	5.6%
Other Consumer Loans	23,598	4.2%	21,450	4.2%
Total Loans Held For Investment, Gross	560,988	100.0%	507,631	100.0%
Less:
Allowance For Loan Losses	11,178		11,087
Deferred Loan Fees	806		1,085
	11,984		12,172
Loans Receivable Held For Investment, Net	$549,004		$495,459

During 2022, the Bank continued its participation in the SBA's Paycheck Protection Program (“PPP”) by processing applications for PPP loan forgiveness. PPP loans are included in Commercial and Agricultural loans in the tables above and below and had a total balance of $12,000 at December 31, 2022 compared to $9.8 million at December 31, 2021. There were no remaining unamortized net deferred fees on PPP loans at December 31, 2022 compared to $441,000 at December 31, 2021.

Credit Quality Indicators
The Bank categorizes loans into risk categories based on relevant information regarding the borrowers' ability to payoff their loan in accordance with its terms. This information includes; but is not limited to, current financial and credit documentation, payment history, public information and current economic trends, among other factors. Risk ratings are used to rate the credit quality of loans for the purposes of determining the Bank’s allowance for loan losses. The following definitions are used for credit quality risk ratings:
Pass - loans that are performing and are deemed adequately protected by the net worth of the borrower or the underlying collateral value. These loans are considered to have the least amount of risk in terms of determining the allowance for loan losses.
Caution - loans that do not currently expose the Bank to sufficient risk to warrant adverse classification but possess weaknesses.
Special Mention - loans that do not currently expose the Bank to sufficient risk to warrant adverse classification but possess more weaknesses than Caution loans.
Substandard - loans that are graded as substandard are considered to have the most risk. These loans typically have an identified weakness or weaknesses and are inadequately protected by the net worth of the borrower or collateral value. All loans 90 days or more past due are automatically classified in this category.
The following tables summarize the loan grades used by the Bank to measure the credit quality of gross loans receivable, excluding those held for sale, by loan segment at the dates indicated.

	December 31, 2022
(Dollars in thousands)	Pass	Caution	Special Mention	Substandard	Total Loans
Construction Real Estate	$91,564	$18,838	$2,014	$378	$112,794
Residential Real Estate	84,028	22,373	888	2,768	110,057
Commercial Real Estate	196,063	47,821	3,271	4,999	252,154
Commercial and Agricultural	25,384	4,593	371	300	30,648
Consumer HELOC	25,694	5,018	402	623	31,737
Other Consumer	16,515	6,725	179	179	23,598
Total	$439,248	$105,368	$7,125	$9,247	$560,988

	December 31, 2021
(Dollars in thousands)	Pass	Caution	Special Mention	Substandard	Total Loans
Construction Real Estate	$67,206	$25,867	$6,566	$523	$100,162
Residential Real Estate	65,651	14,507	2,062	2,746	84,966
Commercial Real Estate	185,118	34,263	5,670	2,701	227,752
Commercial and Agricultural	40,018	4,297	54	320	44,689
Consumer HELOC	23,417	3,988	624	583	28,612
Other Consumer	15,060	6,244	86	60	21,450
Total	$396,470	$89,166	$15,062	$6,933	$507,631

Past Due and Non-accrual Loans
The following tables present an age analysis of past due balances by category at the dates indicated.

	December 31, 2022
(Dollars in thousands)	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due	Current	Total Loans Receivable
Construction Real Estate	$—	$—	$100	$100	$112,694	$112,794
Residential Real Estate	1,557	—	472	2,029	108,028	110,057
Commercial Real Estate	2,671	89	354	3,114	249,040	252,154
Commercial and Agricultural	6	2	55	63	30,585	30,648
Consumer HELOC	199	—	74	273	31,464	31,737
Other Consumer	272	79	17	368	23,230	23,598
Total	$4,705	$170	$1,072	$5,947	$555,041	$560,988

	December 31, 2021
(Dollars in thousands)	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due	Current	Total Loans Receivable
Construction Real Estate	$4	$114	$—	$118	$100,044	$100,162
Residential Real Estate	297	544	206	1,047	83,919	84,966
Commercial Real Estate	195	—	373	568	227,184	227,752
Commercial and Agricultural	79	134	—	213	44,476	44,689
Consumer HELOC	52	—	44	96	28,516	28,612
Other Consumer	93	4	9	106	21,344	21,450
Total	$720	$796	$632	$2,148	$505,483	$507,631
At December 31, 2022 and 2021, the Bank did not have any loans that were 90 days or more past due and still accruing interest. Our strategy is to work with our borrowers to reach acceptable payment plans while protecting our interests in the existing collateral.  In the event an acceptable arrangement cannot be reached, we may have to acquire these properties through foreclosure or other means and subsequently sell, develop, or liquidate them.

The following table shows non-accrual loans by category at the dates indicated.

	December 31, 2022		December 31, 2021		Increase (Decrease)
(Dollars in thousands)	Amount	Percent (1)	Amount	Percent (1)	$	%
Non-accrual Loans:
Construction Real Estate	$115	0.02%	$21	—%	$94	447.6%
Residential Real Estate	1,545	0.28	1,389	0.28	156	11.2
Commercial Real Estate	4,282	0.76	1,057	0.21	3,225	305.1
Commercial and Agricultural	113	0.02	64	0.01	49	76.6
Consumer HELOC	189	0.03	142	0.03	47	33.1
Other Consumer	29	0.01	9	—	20	222.2
Total Non-accrual Loans	$6,273	1.12%	$2,682	0.53%	$3,591	133.9%
(1) PERCENT OF GROSS LOANS RECEIVABLE HELD FOR INVESTMENT, NET OF DEFERRED FEES

Allowance for Loan Losses
The tables below show the allowance for loan losses by loan category for the years indicated.

	For the Year Ended December 31, 2022
	Real Estate				Consumer
(Dollars in thousands)	Construction	Residential	Commercial	Commercial and Agricultural	HELOC	Other	Total
Beginning Balance	$2,401	$1,663	$4,832	$1,242	$518	$431	$11,087
(Provision for) Reversal of loan losses	(113)	415	(160)	(305)	30	133	—
Charge-Offs	—	—	—	(105)	—	(162)	(267)
Recoveries	35	46	133	43	51	50	358
Ending Balance	$2,323	$2,124	$4,805	$875	$599	$452	$11,178

	For the Year Ended December 31, 2021
	Real Estate				Consumer
(Dollars in thousands)	Construction	Residential	Commercial	Commercial and Agricultural	HELOC	Other	Total
Beginning Balance	$2,487	$2,264	$5,754	$1,113	$657	$568	$12,843
(Provision for) Reversal of loan losses	(274)	(666)	(1,342)	133	(154)	(101)	(2,404)
Charge-Offs	(20)	—	—	(7)	—	(110)	(137)
Recoveries	208	65	420	3	15	74	785
Ending Balance	$2,401	$1,663	$4,832	$1,242	$518	$431	$11,087
Allowance for Loan Losses and Loans Receivable Evaluated for Impairment
The following tables summarize the impaired loans evaluated individually and collectively for impairment within the allowance for loan losses and loans receivable balances at the dates indicated.

	December 31, 2022
	Allowance For Loan Losses			Loans Receivable
(Dollars in thousands)	Individually Evaluated For Impairment	Collectively Evaluated For Impairment	Total	Individually Evaluated For Impairment	Collectively Evaluated For Impairment	Total
Construction Real Estate	$—	$2,323	$2,323	$115	$112,679	$112,794
Residential Real Estate	—	2,124	2,124	1,089	108,968	110,057
Commercial Real Estate	—	4,805	4,805	4,282	247,872	252,154
Commercial and Agricultural	—	875	875	31	30,617	30,648
Consumer HELOC	—	599	599	49	31,688	31,737
Other Consumer	—	452	452	—	23,598	23,598
Total	$—	$11,178	$11,178	$5,566	$555,422	$560,988

	December 31, 2021
	Allowance For Loan Losses			Loans Receivable
(Dollars in thousands)	Individually Evaluated For Impairment	Collectively Evaluated For Impairment	Total	Individually Evaluated For Impairment	Collectively Evaluated For Impairment	Total
Construction Real Estate	$—	$2,401	$2,401	$19	$100,143	$100,162
Residential Real Estate	—	1,663	1,663	1,128	83,838	84,966
Commercial Real Estate	—	4,832	4,832	1,047	226,705	227,752
Commercial and Agricultural	—	1,242	1,242	31	44,658	44,689
Consumer HELOC	—	518	518	97	28,515	28,612
Other Consumer	—	431	431	—	21,450	21,450
Total	$—	$11,087	$11,087	$2,322	$505,309	$507,631

Loans for which it is probable that payment of interest and principal will not be made in accordance with the contractual terms of the loan agreement are considered impaired. Once a loan is identified as individually impaired, management measures impairment and records the loan at fair value. Fair value is estimated using one of the following methods: fair value of the collateral less estimated costs to sell, discounted cash flows, or market value of the loan based on similar debt. The fair value of the collateral less estimated costs to sell is the most frequently used method. Typically, the Company reviews the most recent appraisal and, if it is over 24 months old, will request a new third party appraisal. Depending on the particular circumstances surrounding the loan, including the location of the collateral, the date of the most recent appraisal and the value of the collateral relative to the recorded investment in the loan, management may order an independent appraisal immediately or, in some instances, may elect to perform an internal analysis.
The following tables present information related to impaired loans by loan category as of and for the years indicated.

	December 31, 2022
Impaired Loans (Dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
Construction Real Estate	$115	$115	$—	$117	$—
Residential Real Estate	1,089	1,626	—	1,133	—
Commercial Real Estate	4,282	4,282	—	4,382	—
Commercial and Agricultural	31	926	—	31	—
Consumer HELOC	49	49	—	52	—
Other Consumer	—	—	—	—	—
Total	$5,566	$6,998	$—	$5,715	$—

	December 31, 2021
Impaired Loans (Dollars in thousands)	Recorded Investment		Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
Construction Real Estate	$19		$19	$—	$22	$2
Residential Real Estate	1,128		1,647	—	1,179	4
Commercial Real Estate	1,047		1,047	—	1,078	—
Commercial and Agricultural	31		926	—	46	16
Consumer HELOC	97		97	—	101	—
Other Consumer	—	—	—	—	—	—
Total	$2,322		$3,736	$—	$2,426	$22

Troubled Debt Restructurings and Loan Modifications
In the course of resolving delinquent loans, the Bank may choose to restructure the contractual terms of certain loans. A troubled debt restructuring ("TDR") is a restructuring in which the Bank, for economic or legal reasons related to a borrower’s financial difficulties, grants a concession to a borrower that it would not otherwise consider (ASC Topic 310-40).  The concessions granted on TDRs generally include terms to reduce the interest rate, extend the term of the debt obligation, or modify the payment structure on the debt obligation. The Bank grants such concessions to reassess the borrower’s financial status and develop a plan for repayment.
At the date of modification, TDRs are initially classified as nonaccrual TDRs. They are returned to accruing status when there is economic substance to the restructuring, there is documented credit evaluation of the borrower's financial condition, the remaining balance is reasonably assured of repayment in accordance with its modified terms, and the borrower has demonstrated sustained repayment performance in accordance with the modified terms for a reasonable period of time (generally a minimum of six months).
The Bank had two TDRs with a total balance of $385,000 included in impaired loans at December 31, 2022 compared to three TDRs totaling $694,000 at December 31, 2021. There were no loans restructured as TDRs during 2022 compared to one commercial real estate loan restructured as a TDR during 2021 with a balance of $412,000 at the time of restructure and immediately thereafter. At December 31, 2022 and 2021, there were no TDRs in default. The Bank considers any loan 30 days or more past due to be in default. At December 31, 2022 and 2021, the Bank had no commitments to extend additional credit to borrowers whose loan terms have been modified in a TDR. All TDRs are also classified as impaired loans and are included in the loans individually evaluated for impairment.
Our policy with respect to accrual of interest on loans restructured as a TDR follows relevant supervisory guidance.  That is, if a borrower has demonstrated performance under the previous loan terms and shows capacity to perform under the restructured loan terms, continued accrual of interest at the restructured interest rate is probable.  If a borrower was materially delinquent on payments prior to the restructuring but shows capacity to meet the restructured loan terms, the loan will likely continue as nonaccrual going forward.  Lastly, if the borrower does not perform under the restructured terms, the loan is placed on nonaccrual status.
The Bank will continue to closely monitor these loans and will cease accruing interest on them if management believes that the borrowers may not continue performing based on the restructured note terms.  If, after previously being classified as a TDR, a loan is restructured a second time, then that loan is automatically placed on nonaccrual status.  The Bank's policy with respect to nonperforming loans requires the borrower to become current and then make a minimum of six consecutive payments in accordance with the loan terms before that loan can be placed back on accrual status.  Further, the borrower must show capacity to continue performing into the future prior to restoration of accrual status.